Quarterly Holdings Report
for

Fidelity® SAI U.S. Low Volatility Index Fund (formerly Fidelity® SAI U.S. Minimum Volatility Index Fund)

July 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV1-QTLY-0919
1.9866137.104

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	3,169,885	$107,934,584
Verizon Communications, Inc.	1,730,468	95,642,966
		203,577,550
Interactive Media & Services - 1.3%
Alphabet, Inc. Class A (a)	16,743	20,396,323
Facebook, Inc. Class A (a)	135,860	26,388,088
		46,784,411
Media - 0.4%
Cable One, Inc.	3,102	3,774,514
Omnicom Group, Inc.	140,353	11,259,118
		15,033,632
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	181,571	14,476,656

TOTAL COMMUNICATION SERVICES		279,872,249

CONSUMER DISCRETIONARY - 11.2%
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. (a)	36,623	5,569,260
H&R Block, Inc. (b)	129,060	3,573,671
		9,142,931
Hotels, Restaurants & Leisure - 6.1%
Cracker Barrel Old Country Store, Inc. (b)	15,036	2,611,904
Darden Restaurants, Inc.	77,484	9,418,955
Domino's Pizza, Inc.	24,530	5,998,321
Dunkin' Brands Group, Inc.	51,678	4,142,508
McDonald's Corp.	450,994	95,033,456
Starbucks Corp.	779,864	73,845,322
Texas Roadhouse, Inc. Class A	38,926	2,149,883
Vail Resorts, Inc.	25,319	6,241,640
Yum! Brands, Inc.	192,200	21,626,344
		221,068,333
Household Durables - 0.2%
NVR, Inc. (a)	1,894	6,333,801
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	15,404	28,755,879
Multiline Retail - 0.6%
Target Corp.	238,625	20,617,200
Specialty Retail - 1.6%
AutoZone, Inc. (a)	14,876	16,706,343
TJX Companies, Inc.	776,100	42,344,016
		59,050,359
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc. (b)	28,474	2,648,651
NIKE, Inc. Class B	668,644	57,523,443
		60,172,094

TOTAL CONSUMER DISCRETIONARY		405,140,597

CONSUMER STAPLES - 8.9%
Beverages - 1.4%
PepsiCo, Inc.	409,270	52,308,799
Food & Staples Retailing - 2.8%
Sysco Corp.	234,272	16,064,031
Walmart, Inc.	766,114	84,563,663
		100,627,694
Food Products - 0.8%
Hormel Foods Corp. (b)	171,006	7,009,536
McCormick & Co., Inc. (non-vtg.)	76,894	12,190,775
The Hershey Co.	60,277	9,146,432
		28,346,743
Household Products - 3.9%
Church & Dwight Co., Inc.	154,237	11,635,639
Clorox Co.	80,389	13,071,251
Procter & Gamble Co.	968,160	114,281,606
		138,988,496

TOTAL CONSUMER STAPLES		320,271,732

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Exxon Mobil Corp.	1,420,382	105,619,606
FINANCIALS - 13.8%
Banks - 2.9%
Bank of Hawaii Corp.	25,822	2,201,326
Commerce Bancshares, Inc. (b)	62,152	3,780,706
First Republic Bank	101,753	10,110,178
M&T Bank Corp.	85,384	14,024,322
Peoples United Financial, Inc. (b)	206,305	3,387,528
U.S. Bancorp	943,523	53,922,339
Wells Fargo & Co.	388,907	18,826,988
		106,253,387
Capital Markets - 2.9%
Cboe Global Markets, Inc.	70,378	7,693,019
CME Group, Inc.	224,351	43,618,321
FactSet Research Systems, Inc. (b)	20,619	5,717,649
IntercontinentalExchange, Inc.	356,487	31,320,948
MarketAxess Holdings, Inc.	23,635	7,965,940
The NASDAQ OMX Group, Inc.	72,637	7,000,028
		103,315,905
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B (a)	315,824	64,879,724
Insurance - 5.9%
AFLAC, Inc.	470,513	24,767,804
Allstate Corp.	208,193	22,359,928
American Financial Group, Inc.	44,124	4,517,415
Arch Capital Group Ltd. (a)	246,438	9,534,686
Brown & Brown, Inc.	145,135	5,214,701
Chubb Ltd.	275,906	42,169,473
Cincinnati Financial Corp.	74,935	8,042,774
Erie Indemnity Co. Class A	12,412	2,765,021
Everest Re Group Ltd.	25,523	6,294,993
Loews Corp.	171,025	9,156,679
Marsh & McLennan Companies, Inc.	316,744	31,294,307
Progressive Corp.	353,434	28,621,085
Reinsurance Group of America, Inc.	38,531	6,007,754
Torchmark Corp.	61,319	5,599,651
W.R. Berkley Corp.	90,732	6,295,893
		212,642,164
Mortgage Real Estate Investment Trusts - 0.3%
Blackstone Mortgage Trust, Inc.	77,184	2,741,576
Chimera Investment Corp.	116,805	2,252,000
MFA Financial, Inc.	282,794	2,030,461
Starwood Property Trust, Inc.	173,416	4,028,454
		11,052,491

TOTAL FINANCIALS		498,143,671

HEALTH CARE - 11.7%
Health Care Equipment & Supplies - 1.3%
Stryker Corp.	189,833	39,823,167
Varian Medical Systems, Inc. (a)	53,009	6,221,666
		46,044,833
Health Care Providers & Services - 4.9%
Anthem, Inc.	93,573	27,567,542
Cigna Corp.	161,460	27,435,283
Encompass Health Corp.	61,736	3,941,226
HCA Holdings, Inc.	167,491	22,361,723
Quest Diagnostics, Inc.	75,889	7,746,749
UnitedHealth Group, Inc.	362,623	90,296,753
		179,349,276
Pharmaceuticals - 5.5%
Eli Lilly & Co.	541,613	59,008,736
Johnson & Johnson	823,002	107,171,320
Pfizer, Inc.	812,560	31,559,830
		197,739,886

TOTAL HEALTH CARE		423,133,995

INDUSTRIALS - 8.7%
Aerospace & Defense - 4.2%
General Dynamics Corp.	165,457	30,765,075
Lockheed Martin Corp.	147,181	53,304,543
Northrop Grumman Corp.	104,664	36,168,738
Raytheon Co.	177,002	32,265,695
		152,504,051
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	85,881	7,190,816
Expeditors International of Washington, Inc.	107,724	8,224,727
		15,415,543
Commercial Services & Supplies - 1.5%
Cintas Corp.	37,148	9,674,825
Republic Services, Inc.	135,158	11,981,757
Rollins, Inc. (b)	92,540	3,102,866
Waste Management, Inc.	244,496	28,606,032
		53,365,480
Electrical Equipment - 0.4%
Fortive Corp.	176,940	13,456,287
Industrial Conglomerates - 1.6%
3M Co.	172,239	30,093,598
Honeywell International, Inc.	147,792	25,488,208
		55,581,806
Machinery - 0.1%
Toro Co.	66,361	4,832,408
Professional Services - 0.4%
Verisk Analytics, Inc.	102,557	15,559,948
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	24,364	1,731,062
Watsco, Inc. (b)	20,144	3,275,817
		5,006,879

TOTAL INDUSTRIALS		315,722,402

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 0.6%
F5 Networks, Inc. (a)	37,316	5,475,004
Motorola Solutions, Inc.	97,157	16,124,176
		21,599,180
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	187,044	17,454,946
Arrow Electronics, Inc. (a)	32,039	2,326,352
Dolby Laboratories, Inc. Class A	35,884	2,443,700
Littelfuse, Inc. (b)	14,080	2,378,957
		24,603,955
IT Services - 9.5%
Accenture PLC Class A	399,730	76,980,003
Amdocs Ltd.	87,250	5,583,128
Automatic Data Processing, Inc.	273,193	45,492,098
Broadridge Financial Solutions, Inc.	72,571	9,225,226
CoreLogic, Inc. (a)	49,911	2,274,444
Fidelity National Information Services, Inc.	202,534	26,987,656
Fiserv, Inc. (a)	245,588	25,892,343
Genpact Ltd.	94,764	3,760,236
Jack Henry & Associates, Inc.	48,436	6,766,509
MasterCard, Inc. Class A	33,498	9,120,500
Paychex, Inc.	200,453	16,647,622
Visa, Inc. Class A	648,269	115,391,885
		344,121,650
Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	1,843,142	93,170,828
Software - 5.2%
CDK Global, Inc.	77,978	4,044,719
Check Point Software Technologies Ltd. (a)	79,376	8,886,143
Intuit, Inc.	98,388	27,283,976
j2 Global, Inc.	29,109	2,593,321
Microsoft Corp.	414,820	56,527,521
Oracle Corp.	1,564,697	88,092,441
		187,428,121
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	231,494	49,317,482

TOTAL INFORMATION TECHNOLOGY		720,241,216

MATERIALS - 3.7%
Chemicals - 3.5%
Air Products & Chemicals, Inc. (b)	119,624	27,306,570
Ecolab, Inc.	158,870	32,048,845
Linde PLC	331,826	63,471,677
NewMarket Corp.	5,435	2,291,450
		125,118,542
Containers & Packaging - 0.2%
Amcor PLC (a)	246,482	2,612,709
Aptargroup, Inc.	39,517	4,782,347
		7,395,056

TOTAL MATERIALS		132,513,598

REAL ESTATE - 5.6%
Equity Real Estate Investment Trusts (REITs) - 5.6%
American Campus Communities, Inc.	78,135	3,652,811
American Tower Corp.	38,884	8,228,632
AvalonBay Communities, Inc.	86,901	18,144,060
Crown Castle International Corp.	260,616	34,729,688
CubeSmart	116,510	3,955,515
EPR Properties	37,736	2,808,690
Equity Lifestyle Properties, Inc.	56,483	7,018,013
Extra Space Storage, Inc.	79,880	8,977,713
Federal Realty Investment Trust (SBI)	46,772	6,174,372
Gaming & Leisure Properties	110,123	4,152,738
Invitation Homes, Inc.	184,208	5,060,194
Mid-America Apartment Communities, Inc.	61,888	7,292,882
National Health Investors, Inc.	26,650	2,115,477
National Retail Properties, Inc.	101,067	5,279,740
Public Storage	94,109	22,845,901
Realty Income Corp.	190,619	13,192,741
Simon Property Group, Inc.	193,786	31,432,089
Store Capital Corp.	123,365	4,220,317
Ventas, Inc.	216,733	14,583,964
		203,865,537
UTILITIES - 5.1%
Electric Utilities - 2.6%
Duke Energy Corp.	455,874	39,533,393
Eversource Energy	172,710	13,101,781
Southern Co.	400,924	22,531,929
Xcel Energy, Inc.	322,476	19,222,794
		94,389,897
Gas Utilities - 0.1%
Spire, Inc.	31,270	2,576,961
Multi-Utilities - 2.1%
CMS Energy Corp.	171,952	10,011,045
Consolidated Edison, Inc.	195,535	16,612,654
Dominion Energy, Inc.	320,742	23,827,923
DTE Energy Co.	69,891	8,883,845
WEC Energy Group, Inc.	176,246	15,061,983
		74,397,450
Water Utilities - 0.3%
American Water Works Co., Inc.	101,201	11,615,851

TOTAL UTILITIES		182,980,159

TOTAL COMMON STOCKS
(Cost $3,160,752,529)		3,587,504,762

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.43% (c)	21,341,280	21,345,549
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	49,014,289	49,019,191
TOTAL MONEY MARKET FUNDS
(Cost $70,364,717)		70,364,740
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $3,231,117,246)		3,657,869,502
NET OTHER ASSETS (LIABILITIES) - (1.4)%(e)		(49,772,254)
NET ASSETS - 100%		$3,608,097,248

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	103	Sept. 2019	$15,358,845	$122,313	$122,313
CME E-mini S&P MidCap 400 Index Contracts (United States)	26	Sept. 2019	5,117,060	50,667	50,667
TOTAL FUTURES CONTRACTS					$172,980

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $560,700 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$340,951
Fidelity Securities Lending Cash Central Fund	416,104
Total	$757,055

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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